Schedule of Income Tax Provision Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 979,344	$ 310,259
Deferred					162,267	98,101
State and Local:
Current
Deferred
Change in valuation allowance					(162,267)	(98,101)
Income tax provision	$ 43,593	$ 242,027	$ 182,072	$ 793,671	$ 979,344	$ 310,259